Other Asset (Tables)	12 Months Ended
Dec. 31, 2023
Other Asset [Abstract]
Schedule of Other Asset	At December 31, 2023 and 2022, other asset consisted of the following:
	December 31,	December 31,
	2023	2022
Art pieces	$4,843,393	$4,849,175
Less: impairment	(4,843,393)	-
	$-	$4,849,175